RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term employee benefits
Employee salaries and bonuses	$ 2,348,709	$ 2,235,926	$ 2,112,605
Directors fees	265,833	245,000	270,000
Social security and medical care costs	80,949	77,284	63,529
Total short-term employee benefits	2,695,491	2,558,210	2,446,134
Post-employment benefits
Contributions to defined contribution pension plan	36,114	32,435	34,162
Employee termination expense			296,592
Key management expense
Share-based payments	1,726,690	1,555,857	2,270,023
Total key management remuneration	$ 4,458,295	$ 4,146,502	$ 5,046,911